Income taxes - Additional Information (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Effective tax rate			10.70%	0.10%
Tax expense (income)	€ 2,741,102	€ 2,965	€ 2,779,817	€ 21,554
Accounting profit	€ (9,879,966)	€ (15,199,807)	(25,868,281)	(21,224,095)
Profit (loss) before tax			(25,868,281)	€ (21,224,095)
Dutch tax law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Tax expense (income)			2,700,000
Accounting profit			17,400,000
Taxable income set off by utilization of accumulated losses carry forward			7,000,000
Profit (loss) before tax			€ 10,400,000